INCOME TAXES (TAX BENEFIT), NET - Tax rates (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
INCOME TAXES (TAX BENEFIT), NET
Statutory corporate income tax rate (in percent)	23.00%	23.00%	23.00%
Preferred Technological Enterprise regime (in percent)	7.50%	7.50%	7.50%
Withholding tax rate on dividends distributed to foreign companies	20.00%
Withholding tax rate on dividends distributed to Israeli corporation	0.00%